UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings/ (Accumulated Deficit) [Member]	Total
Balance at Dec. 31, 2019				$ 824	$ 12,766,389	$ 436,798	$ 13,204,011
Balance (in shares) at Dec. 31, 2019	331,811	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock pursuant to the $5.0 Million Convertible Debentures (Notes 6, 7)				804	5,056,969	0	5,057,773
Issuance of common stock pursuant to the $5.0 Million Convertible Debentures (Notes 6, 7) (in shares)	804,208
Issuance of common stock pursuant to the June Equity Offering, net of issuance costs (Note 7)				5,908	18,597,157	0	18,603,065
Issuance of common stock pursuant to the June Equity Offering, net of issuance costs (Note 7) (in shares)	5,908,269
Beneficial conversion feature pursuant to the issuance of the $5.0 Million Convertible Debentures (Note 6)				0	532,437	0	532,437
Net (loss)/ income				0	0	(404,468)	(404,468)
Balance at Jun. 30, 2020				7,536	36,952,952	32,330	36,992,818
Balance (in shares) at Jun. 30, 2020	7,044,288	480,000	12,000
Balance at Dec. 31, 2020				13,613	53,686,741	(1,316,735)	52,383,619
Balance (in shares) at Dec. 31, 2020	13,121,238	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock pursuant to the registered direct offerings (Note 7)				42,406	156,824,134	0	156,866,540
Issuance of common stock pursuant to the registered direct offerings (Note 7) (in shares)	42,405,770
Issuance of common stock pursuant to warrant exercises (Note 7)				34,429	83,386,517	0	83,420,946
Issuance of common stock pursuant to warrant exercises (Note 7) (in shares)	34,428,840
Issuance of common stock pursuant to the ATM Program (Note 7)				3,563	9,690,183	0	9,693,746
Issuance of common stock pursuant to the ATM Program (Note 7) (in shares)	3,563,407
Net (loss)/ income				0	0	7,602,568	7,602,568
Balance at Jun. 30, 2021				$ 94,011	$ 303,587,575	$ 6,285,833	$ 309,967,419
Balance (in shares) at Jun. 30, 2021	93,519,255	480,000	12,000